Document and Entity Information	Mar. 24, 2026	Mar. 04, 2026
Entity Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Mar. 24, 2026
Entity Registrant Name		CARDLYTICS, INC.
Entity Central Index Key		0001666071
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38386
Entity Tax Identification Number		26-3039436
Entity Address, Address Line One		675 Ponce de Leon Avenue NE, Suite 4100
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30308
City Area Code		(888)
Local Phone Number		798-5802
Title of 12(b) Security		Common Stock
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Registrant Name		CDLX
Written Communications		false
Document Information [Line Items]
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false